Financial risk management - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - Foreign exchange risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ (2,035,301)	R$ (1,390,205)
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	901,718	1,285,156
Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	22,771	51,734
Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(86,732)	(245,885)
Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(16,245,131)	(13,480,808)
Contingent consideration [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(184,370)	(64,969)
Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	13,621,791	R$ 11,064,567
Leases [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ (65,348)